UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5357

DWS Blue Chip Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

	Shares	Value ($)

Common Stocks 97.4%
Consumer Discretionary 11.0%
Auto Components 0.7%
Autoliv, Inc.	22,700	886,208
Johnson Controls, Inc.	21,800	657,488
Lear Corp.*	79,500	1,145,595

		2,689,291
Hotels Restaurants & Leisure 1.3%
McDonald's Corp.	35,100	2,098,629
Yum! Brands, Inc.	85,500	3,062,610

		5,161,239
Household Durables 0.4%
Leggett & Platt, Inc. (a)	43,200	842,400
NVR, Inc.*	1,100	607,552

		1,449,952
Leisure Equipment & Products 0.2%
Hasbro, Inc.	19,000	735,680
Media 4.0%
Comcast Corp. "A"	248,500	5,124,070

DISH Network Corp. "A"*	53,100	1,562,202
Liberty Global, Inc. "A"* (a)	31,900	919,677
Omnicom Group, Inc.	18,000	768,420
Scholastic Corp.*	11,700	301,743
The DIRECTV Group, Inc.*	222,400	6,009,248
The Walt Disney Co.	31,100	943,885

		15,629,245
Multiline Retail 0.1%
Big Lots, Inc.* (a)	17,400	530,004
Specialty Retail 4.0%
AutoZone, Inc.*	16,500	2,149,785
Best Buy Co., Inc.	183,700	7,296,564
RadioShack Corp.	87,000	1,451,160
Rent-A-Center, Inc.*	10,300	218,360
The Gap, Inc.	81,100	1,307,332
TJX Companies, Inc.	95,100	3,205,821

		15,629,022
Textiles, Apparel & Luxury Goods 0.3%
Fossil, Inc.* (a)	31,100	832,858
Hanesbrands, Inc.*	5,400	115,776
Quiksilver, Inc.*	18,500	141,895
Wolverine World Wide, Inc.	3,700	98,901

		1,189,430
Consumer Staples 7.7%
Beverages 2.3%
Diageo PLC (ADR)	20,300	1,428,714
Pepsi Bottling Group, Inc.	54,400	1,515,040
PepsiCo, Inc.	89,400	5,950,464

		8,894,218
Food & Staples Retailing 1.6%
Kroger Co.	107,800	3,048,584
Wal-Mart Stores, Inc.	58,600	3,435,132

		6,483,716
Food Products 0.4%
Chiquita Brands International, Inc.* (a)	40,100	615,535
Darling International, Inc.*	15,000	242,700
Fresh Del Monte Produce, Inc.*	34,000	716,720

		1,574,955
Household Products 1.8%
Colgate-Palmolive Co.	95,000	7,055,650
Personal Products 0.1%
Herbalife Ltd.	8,100	349,839
Tobacco 1.5%
Altria Group, Inc.	136,700	2,781,845
Philip Morris International, Inc.	59,400	3,068,010

		5,849,855
Energy 11.1%
Energy Equipment & Services 0.2%
Transocean, Inc.*	4,366	593,907
Oil, Gas & Consumable Fuels 10.9%
Apache Corp.	55,000	6,169,350
Chevron Corp.	102,900	8,701,224

ConocoPhillips	105,100	8,578,262
ExxonMobil Corp.	35,886	2,886,311
Frontline Ltd. (a)	14,900	956,133
Hess Corp.	24,700	2,504,580
Marathon Oil Corp.	83,700	4,140,639
Occidental Petroleum Corp.	84,900	6,692,667
Walter Industries, Inc.	20,700	2,170,809

		42,799,975
Financials 13.3%
Capital Markets 5.1%
Bank of New York Mellon Corp.	196,300	6,968,650
Investment Technology Group, Inc.*	6,900	205,206
Morgan Stanley	30,600	1,208,088
Northern Trust Corp.	15,700	1,227,269
State Street Corp.	46,000	3,295,440
The Goldman Sachs Group, Inc.	38,100	7,011,924

		19,916,577
Commercial Banks 1.9%
Banco Santander SA (ADR)	13,000	249,080
PNC Financial Services Group, Inc.	31,200	2,224,248
Susquehanna Bancshares, Inc.	7,100	101,672
Wells Fargo & Co. (a)	156,400	4,734,228

		7,309,228
Consumer Finance 0.0%
Cash America International, Inc.	2,700	113,832
Diversified Financial Services 1.9%
Interactive Brokers Group, Inc. "A"*	4,300	120,658
JPMorgan Chase & Co.	167,100	6,789,273
Leucadia National Corp.	9,600	429,792

		7,339,723
Insurance 4.1%
ACE Ltd.	140,300	7,113,210
Aflac, Inc.	7,900	439,319
Allied World Assurance Co. Holdings Ltd.	5,900	245,499
Endurance Specialty Holdings Ltd.	4,400	134,640
Hartford Financial Services Group, Inc.	3,600	228,204
Manulife Financial Corp.	5,300	195,199
MetLife, Inc.	114,300	5,803,011
PartnerRe Ltd.	1,100	77,352
The Travelers Companies, Inc.	41,100	1,813,332

		16,049,766
Real Estate Investment Trusts 0.3%
Boston Properties, Inc. (REIT)	4,400	423,236
ProLogis (REIT)	11,600	567,008
Simon Property Group, Inc. (REIT)	4,300	398,309

		1,388,553
Health Care 13.5%
Biotechnology 2.2%
Gilead Sciences, Inc.*	117,500	6,342,650
OSI Pharmaceuticals, Inc.*	40,500	2,131,515

		8,474,165

Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	31,400	2,154,354
Becton, Dickinson & Co.	36,800	3,124,688
Intuitive Surgical, Inc.*	12,700	3,953,383
Kinetic Concepts, Inc.*	18,800	657,060

		9,889,485
Health Care Providers & Services 3.8%
Aetna, Inc.	144,300	5,917,743
Express Scripts, Inc.*	38,400	2,708,736
Humana, Inc.*	18,400	807,944
Kindred Healthcare, Inc.*	10,800	291,276
LifePoint Hospitals, Inc.*	4,200	120,246
Medco Health Solutions, Inc.*	97,000	4,809,260
Owens & Minor, Inc.	9,900	454,608

		15,109,813
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	255,900	5,404,608
Eli Lilly & Co.	89,600	4,221,056
Johnson & Johnson	12,700	869,569
Merck & Co., Inc.	67,700	2,227,330
Perrigo Co.	3,100	109,213
Pfizer, Inc.	62,900	1,174,343
Schering-Plough Corp.	196,200	4,135,896
Sepracor, Inc.*	84,600	1,478,808

		19,620,823
Industrials 15.6%
Aerospace & Defense 6.2%
Boeing Co.	107,100	6,544,881
General Dynamics Corp.	26,800	2,388,952
Goodrich Corp.	26,700	1,312,038
Honeywell International, Inc.	112,200	5,704,248
Lockheed Martin Corp.	52,600	5,487,758
Northrop Grumman Corp.	19,300	1,300,627
United Technologies Corp.	22,600	1,445,948

		24,184,452
Building Products 0.1%
Armstrong World Industries, Inc.	7,000	235,970
Commercial Services & Supplies 0.5%
IKON Office Solutions, Inc.	10,600	151,580
Manpower, Inc.	11,000	528,000
The Brink's Co.	19,800	1,365,408

		2,044,988
Construction & Engineering 0.9%
EMCOR Group, Inc.* (a)	31,000	933,720
Fluor Corp.	20,400	1,659,540
Perini Corp.*	34,300	938,448

		3,531,708
Electrical Equipment 0.4%
GrafTech International Ltd.*	65,300	1,531,285
Industrial Conglomerates 0.3%
General Electric Co.	43,600	1,233,444
Machinery 3.8%
AGCO Corp.*	78,300	4,686,255
Caterpillar, Inc.	83,900	5,832,728

Flowserve Corp.	2,100	280,014
Parker Hannifin Corp.	66,100	4,077,048

		14,876,045
Marine 0.2%
Kirby Corp.*	19,200	916,224
Road & Rail 3.2%
Burlington Northern Santa Fe Corp.	67,000	6,976,710
Norfolk Southern Corp.	8,500	611,320
Ryder System, Inc. (a)	79,000	5,210,840

		12,798,870
Information Technology 14.7%
Communications Equipment 0.3%
Cisco Systems, Inc.*	54,500	1,198,455
Computers & Peripherals 5.7%
Apple, Inc.*	36,300	5,769,885
Hewlett-Packard Co.	147,700	6,616,960
International Business Machines Corp.	38,600	4,940,028
Lexmark International, Inc. "A"* (a)	48,400	1,697,872
Western Digital Corp.*	112,100	3,227,359

		22,252,104
Electronic Equipment & Instruments 0.4%
Avnet, Inc.*	16,300	444,338
Dolby Laboratories, Inc. "A"*	25,200	1,025,388

		1,469,726
Internet Software & Services 1.4%
eBay, Inc.*	67,700	1,704,009
Google, Inc. "A"*	8,200	3,884,750

		5,588,759
IT Services 2.3%
Accenture Ltd. "A"	54,300	2,267,568
Computer Sciences Corp.*	55,700	2,638,509
MasterCard, Inc. "A"	17,100	4,174,965

		9,081,042
Semiconductors & Semiconductor Equipment 1.4%
Amkor Technology, Inc.*	57,500	503,700
Analog Devices, Inc.	31,500	961,065
Texas Instruments, Inc.	158,800	3,871,544

		5,336,309
Software 3.2%
Microsoft Corp.	468,800	12,057,536
Symantec Corp.*	33,000	695,310

		12,752,846
Materials 4.9%
Chemicals 2.9%
Celanese Corp. "A"	13,700	527,861
CF Industries Holdings, Inc.	25,700	4,200,922
Monsanto Co.	16,500	1,965,315
Terra Industries, Inc.	86,200	4,654,800

		11,348,898
Containers & Packaging 0.4%
Owens-Illinois, Inc.*	36,000	1,520,640

Metals & Mining 1.6%
Nucor Corp.	73,900	4,228,558
Southern Copper Corp. (a)	17,200	477,816
United States Steel Corp.	11,300	1,812,068

		6,518,442
Telecommunication Services 4.2%
Diversified Telecommunication Services 4.1%
AT&T, Inc.	157,900	4,864,899
Embarq Corp.	90,800	4,155,916
Verizon Communications, Inc.	214,300	7,294,772

		16,315,587
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	7,200	305,280
Utilities 1.4%
Electric Utilities 0.2%
Edison International	12,600	609,084
Southern Co.	11,100	392,829

		1,001,913
Gas Utilities 0.2%
ONEOK, Inc.	17,500	795,900
Independent Power Producers & Energy Traders 0.3%
Constellation Energy Group, Inc.	12,300	1,022,868
Multi-Utilities 0.7%
Ameren Corp.	3,200	131,488
Dominion Resources, Inc.	5,600	247,408
Sempra Energy	39,900	2,240,784

		2,619,680

Total Common Stocks (Cost $382,375,596)		382,309,378
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 1.35% **, 10/16/2008 (b) (Cost $1,176,637)	1,180,000	1,175,996
	Shares	Value ($)

Securities Lending Collateral 3.9%
Daily Assets Fund Institutional, 2.69% (c) (d) (Cost $15,329,256)	15,329,256	15,329,256
Cash Equivalents 2.5%
Cash Management QP Trust, 2.42% (c) (Cost $9,725,340)	9,725,340	9,725,340
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $408,606,829) †	104.1	408,539,970
Other Assets and Liabilities, Net	(4.1)	(16,015,152)

Net Assets	100.0	392,524,818

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*			Non-income producing security.
**			Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $408,606,829. At July 31, 2008, net unrealized depreciation for all securities based on tax cost was $66,859. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,790,269 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,857,128.

(a)			All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2008 amounted to $14,658,277 which is 3.7% of net assets.
(b)			At July 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)			Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)			Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At July 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

S&P 500 Index	9/18/2008	18	6,118,707	5,701,950	(416,757)
S&P Mini 500 Index	9/19/2008	71	4,402,917	4,498,205	95,288
Total net unrealized depreciation					(321,469)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008